LEASES - Supplemental balance sheet information related to operating lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LEASES
Operating lease, right-of-use assets	¥ 7,637,320	$ 1,090,065	¥ 5,937,063
Operating lease liabilities - current	2,948,353	420,815	2,343,387
Operating lease liabilities - non-current	4,315,808	615,990	3,330,529
Total operating lease liabilities	¥ 7,264,161	$ 1,036,805	¥ 5,673,916